Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Nov. 28, 2012
(Delaware Inflation Protected Bond Fund) | Class A
Bar Chart Table:
Annual Return 2005	2.50%
Annual Return 2006	0.46%
Annual Return 2007	11.05%
Annual Return 2008	0.05%
Annual Return 2009	10.63%
Annual Return 2010	6.27%
Annual Return 2011	10.11%
(Delaware Core Plus Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	9.88%
Annual Return 2003	2.09%
Annual Return 2004	3.82%
Annual Return 2005	1.94%
Annual Return 2006	3.01%
Annual Return 2007	5.06%
Annual Return 2008	(1.65%)
Annual Return 2009	19.75%
Annual Return 2010	7.88%
Annual Return 2011	7.49%